SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	500,376	$5,244
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	261,935	2,622
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	90,883	1,049
SEI Institutional Managed Trust Real Return Fund, Cl Y	81,075	874

Total Fixed Income Funds (Cost $9,689) ($Thousands)		9,789

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	330,743	3,496
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	75,670	871
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	100,228	877

Total Multi-Asset Funds (Cost $4,894) ($Thousands)		5,244

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	73,564	872

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	38,777	$699

Total Equity Funds (Cost $1,294) ($Thousands)		1,571

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	873,989	874

Total Money Market Fund (Cost $874) ($Thousands)		874

Total Investments in Securities — 100.0% (Cost $16,751) ($Thousands)		$17,478

Percentages are based on Net Assets of $17,486 ($ Thousands).

** Rate shown is the 7-day effective yield as of June 30, 2021.

Cl — Class

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$5,319	$374	$(424)	$(2)	$(23)	$5,244	500,376	$12	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	2,657	180	(215)	—	—	2,622	261,935	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,064	75	(107)	(1)	18	1,049	90,883	5	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	885	59	(81)	1	10	874	81,075	3	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	3,546	230	(327)	2	45	3,496	330,743	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	886	59	(94)	—	20	871	75,670	9	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	881	50	(93)	5	34	877	100,228	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	876	55	(103)	11	33	872	73,564	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	700	56	(89)	6	26	699	38,777	4	—
SEI Daily Income Trust Government Fund, Cl F	886	60	(72)	—	—	874	873,989	—	—

Totals	$17,700	$1,198	$(1,605)	$22	$163	$17,478		$33	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*†	4,775,281	$4,775

Total Money Market Fund (Cost $4,775) ($Thousands)		4,775

Fixed Income Fund — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	161,265	1,140

Total Fixed Income Fund (Cost $1,042) ($ Thousands)		1,140

Total Investments in Securities — 99.9% (Cost $5,817) ($ Thousands)		$5,915

Percentages are based on Net Assets of $5,920 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† Rate shown is the 7-day effective yield as of June 30, 2021.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Government Fund, Cl F	$5,033	$39	$(297)	$—	$—	$4,775	4,775,281	$—	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,205	23	(115)	2	25	1,140	161,265	17	—

Totals	$6,238	$62	$(412)	$2	$25	$5,915		$17	$—

Amounts designated as “–” are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	947,534	$9,930
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	282,911	2,648
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	191,325	1,978
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	661,349	6,620
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	687,407	7,933
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	281,729	1,992
SEI Institutional Managed Trust Real Return Fund, Cl Y	245,892	2,651

Total Fixed Income Funds (Cost $33,072) ($ Thousands)		33,752

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	190,979	1,994
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,064,811	11,255
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	343,928	3,962
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	379,623	3,322

Total Multi-Asset Funds (Cost $19,445) ($ Thousands)		20,533

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	613,019	7,264
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	256,574	4,623

Total Equity Funds (Cost $10,206) ($ Thousands)		11,887

Total Investments in Securities — 100.0% (Cost $62,723) ($ Thousands)		$66,172

Percentages are based on Net Assets of $66,202 ($ Thousands).

Cl — Class

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$10,449	$42	$(514)	$(1)	$(46)	$9,930	947,534	$23	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,787	9	(146)	1	(3)	2,648	282,911	5	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,083	16	(190)	3	66	1,978	191,325	17	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	6,963	20	(363)	—	—	6,620	661,349	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,351	27	(574)	(13)	142	7,933	687,407	38	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,103	19	(176)	1	45	1,992	281,729	29	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,785	15	(182)	9	24	2,651	245,892	9	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,077	—	(230)	—	147	1,994	190,979	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	11,838	(1)	(736)	28	126	11,255	1,064,811	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,183	30	(348)	24	73	3,962	343,928	41	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,466	19	(313)	(53)	203	3,322	379,623	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,618	50	(782)	32	346	7,264	613,019	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,834	76	(509)	29	193	4,623	256,574	27	—

Totals	$69,537	$322	$(5,063)	$60	$1,316	$66,172		$189	$—

Amounts designated as “–” are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 46.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	259,767	$4,528
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	514,000	9,262

Total Equity Funds (Cost $8,911) ($ Thousands)		13,790

Fixed Income Fund — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,372,546	9,704

Total Fixed Income Fund (Cost $8,900) ($ Thousands)		9,704

Money Market Fund — 20.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	5,856,195	5,856

Total Money Market Fund (Cost $5,856) ($ Thousands)		5,856

Total Investments in Securities — 99.9% (Cost $23,667) ($ Thousands)		$29,350

Percentages are based on Net Assets of $29,390 ($ Thousands).

Cl — Class

* Rate shown is the 7-day effective yield as of June 30, 2021.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2021	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$4,498	$18	$(535)	$87	$ 460	$4,528	259,767	$18	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	9,098	52	(317)	56	373	9,262	514,000	52	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,715	194	(428)	—	223	9,704	1,372,546	138	—
SEI Daily Income Trust Government Fund, Cl F	5,853	169	(166)	—	—	5,856	5,856,195	—	—

Totals	$29,164	$433	$(1,446)	$143	$1,056	$29,350		$208	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,043,926	$10,940
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	438,315	4,103
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	397,431	4,109
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,898,336	21,907
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	582,760	4,120
SEI Institutional Managed Trust Real Return Fund, Cl Y	381,410	4,112

Total Fixed Income Funds (Cost $48,324) ($ Thousands)		49,291

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,987,840	20,753
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,296,672	13,706
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	593,745	6,840
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	785,042	6,869

Total Multi-Asset Funds (Cost $45,312) ($ Thousands)		48,168

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,731,839	20,522
SEI Institutional Managed Trust Large Cap Fund, Cl Y	308,466	5,500
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	760,922	13,712

Total Equity Funds (Cost $33,350) ($ Thousands)		39,734

Total Investments in Securities — 100.0% (Cost $126,986) ($ Thousands)		$137,193

Percentages are based on Net Assets of $137,249 ($ Thousands).

Cl — Class

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2021	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$11,905	$54	$ (965)	$(5)	$(49)	$10,940	1,043,926	$26	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,464	18	(374)	1	(6)	4,103	438,315	8	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,461	36	(534)	(9)	155	4,109	397,431	36	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,830	109	(2,393)	(52)	413	21,907	1,898,336	109	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,490	62	(531)	6	93	4,120	582,760	60	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	4,460	33	(434)	24	29	4,112	381,410	15	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	22,146	72	(3,013)	—	1,548	20,753	1,987,840	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,868	—	(1,354)	55	137	13,706	1,296,672	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,444	71	(846)	53	118	6,840	593,745	71	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,405	54	(911)	(147)	468	6,869	785,042	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	22,194	24	(2,787)	192	899	20,522	1,731,839	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,938	90	(951)	180	243	5,500	308,466	15	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	14,755	265	(1,983)	108	567	13,712	760,922	84	—

Totals	$148,360	$888	$(17,076)	$406	$4,615	$137,193		$424	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 67.6%
SEI Institutional International Trust International Equity Fund, Cl Y	285,420	$3,945
SEI Institutional Managed Trust Real Estate Fund, Cl Y	227,424	3,964
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	216,356	7,637
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,852,904	33,389

Total Equity Funds (Cost $28,273) ($ Thousands)		48,935

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,836,420	12,984

Total Fixed Income Fund (Cost $12,463) ($ Thousands)		12,984

Money Market Fund — 14.4%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	10,424,008	10,424

Total Money Market Fund (Cost $10,424) ($ Thousands)		10,424

Total Investments in Securities — 99.9% (Cost $51,160) ($ Thousands)		$72,343

Percentages are based on Net Assets of $72,387 ($ Thousands).

Cl — Class

* Rate shown is the 7-day effective yield as of June 30, 2021.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

					Change in
					Unrealized
			Proceeds from	Realized Gain/	Appreciation/
Security Description	Value 3/31/2021	Purchases at Cost	Sales	(Loss)	(Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$3,769	$ 244	$(251)	$ 6	$ 177	$3,945	285,420	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,740	158	(393)	41	418	3,964	227,424	15	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	7,208	259	(368)	92	446	7,637	216,356	22	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	31,435	1,394	(936)	65	1,431	33,389	1,852,904	179	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,424	889	(621)	(27)	319	12,984	1,836,420	181	—
SEI Daily Income Trust Government Fund, Cl F	9,944	909	(429)	—	—	10,424	10,424,008	—	—

Totals	$68,520	$3,853	$(2,998)	$177	$2,791	$72,343		$397	$—

Amounts designated as “–” are $0 or have been rounded to $0.

8	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 62.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	835,589	$12,977
SEI Institutional International Trust International Equity Fund, Cl Y	2,797,220	38,658
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	812,432	14,892
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,190,098	39,049
SEI Institutional Managed Trust Small Cap Fund, Cl Y	663,482	11,120

Total Equity Funds (Cost $74,377) ($ Thousands)		116,696

Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,575,429	37,327

Total Multi-Asset Fund (Cost $34,263) ($ Thousands)		37,327

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,075,409	11,120

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	804,384	$9,283
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,577,267	11,151

Total Fixed Income Funds (Cost $30,176) ($ Thousands)		31,554

Total Investments in Securities — 100.0% (Cost $138,816) ($ Thousands)		$185,577

Percentages are based on Net Assets of $185,578 ($ Thousands).

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$12,583	$496	$(631)	$3	$526	$12,977	835,589	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	38,730	1,092	(3,031)	454	1,413	38,658	2,797,220	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	14,879	145	(1,394)	284	978	14,892	812,432	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	39,083	528	(3,399)	686	2,151	39,049	2,190,098	99	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	10,797	370	(520)	85	388	11,120	663,482	7	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	36,685	642	(2,671)	41	2,630	37,327	3,575,429	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	10,713	318	(279)	(6)	374	11,120	1,075,409	87	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,059	371	(292)	(13)	158	9,283	804,384	44	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,978	378	(458)	(34)	287	11,151	1,577,267	156	—

Totals	$183,507	$4,340	$(12,675)	$1,500	$8,905	$185,577		$393	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	116,817	$1,814
SEI Institutional International Trust International Equity Fund, Cl Y	1,041,093	14,388
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,459,114	51,506
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	446,185	12,654

Total Equity Funds (Cost $34,197) ($ Thousands)		80,362

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	346,597	3,584
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,016,796	7,189

Total Fixed Income Funds (Cost $10,502) ($ Thousands)		10,773

Total Investments in Securities — 100.0% (Cost $44,699) ($ Thousands)		$91,135

Percentages are based on Net Assets of $91,147 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,725	$53	$(36)	$1	$71	$1,814	116,817	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	13,655	169	(102)	2	664	14,388	1,041,093	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	49,144	148	(1,419)	267	3,366	51,506	1,459,114	148	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	12,270	107	(189)	58	408	12,654	446,185	8	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,376	173	(83)	(1)	119	3,584	346,597	27	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,807	443	(223)	(16)	178	7,189	1,016,796	100	—

Totals	$86,977	$1,093	$(2,052)	$311	$4,806	$91,135		$283	$—

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Funds — 34.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	388,572	$4,018
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,736,099	20,035
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	570,165	4,031

Total Fixed Income Funds (Cost $26,921) ($ Thousands)		28,084

Multi-Asset Funds — 33.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,569,487	16,385
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	349,043	4,021
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	739,441	6,470

Total Multi-Asset Funds (Cost $25,111) ($ Thousands)		26,876

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	155,788	2,419

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	578,570	$7,996
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	223,355	4,094
SEI Institutional Managed Trust Large Cap Fund, Cl Y	503,754	8,982
SEI Institutional Managed Trust Small Cap Fund, Cl Y	143,629	2,407

Total Equity Funds (Cost $15,062) ($ Thousands)		25,898

Total Investments in Securities — 99.9% (Cost $67,094) ($ Thousands)		$80,858

Percentages are based on Net Assets of $80,902 ($ Thousands).

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,932	$51	$(99)	$(3)	$137	$4,018	388,572	$32	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,704	189	(171)	(5)	318	20,035	1,736,099	95	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,981	56	(98)	—	92	4,031	570,165	57	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	15,793	—	(565)	11	1,146	16,385	1,569,487	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,960	41	(75)	1	94	4,021	349,043	41	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,335	31	(182)	(16)	302	6,470	739,441	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,367	31	(77)	—	98	2,419	155,788	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	7,874	—	(259)	93	288	7,996	578,570	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,974	11	(232)	96	245	4,094	223,355	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8,711	38	(408)	122	519	8,982	503,754	22	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,383	58	(137)	29	74	2,407	143,629	1	—

Totals	$79,014	$506	$(2,303)	$328	$3,313	$80,858		$248	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	34,715	$539
SEI Institutional International Trust International Equity Fund, Cl Y	308,150	4,259
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	429,794	15,172
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	132,475	3,757

Total Equity Funds (Cost $9,247) ($ Thousands)		23,727

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	103,554	1,071
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	303,869	2,148

Total Fixed Income Funds (Cost $3,110) ($ Thousands)		3,219

Total Investments in Securities — 100.0% (Cost $12,357) ($ Thousands)		$26,946

Percentages are based on Net Assets of $26,949 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$511	$25	$(18)	$—	$21	$539	34,715	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	4,132	49	(124)	29	173	4,259	308,150	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	14,512	53	(470)	187	890	15,172	429,794	44	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,621	18	(19)	5	132	3,757	132,475	2	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,018	55	(37)	(1)	36	1,071	103,554	8	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,090	87	(78)	(2)	51	2,148	303,869	30	—

Totals	$25,884	$287	$(746)	$218	$1,303	$26,946		$84	$—

Amounts designated as “–” are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	511,367	$7,941
SEI Institutional International Trust International Equity Fund, Cl Y	2,138,715	29,557
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	652,578	11,962
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,787,080	31,864
SEI Institutional Managed Trust Small Cap Fund, Cl Y	353,954	5,932

Total Equity Funds (Cost $54,881) ($ Thousands)		87,256

Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,829,243	39,977
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	687,292	7,918
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,813,737	15,870

Total Multi-Asset Funds (Cost $61,234) ($ Thousands)		63,765

Fixed Income Funds — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	956,180	9,887
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,393,148	27,617
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,403,378	9,922

Total Fixed Income Funds (Cost $45,916) ($ Thousands)		47,426

Total Investments in Securities — 100.0% (Cost $162,031) ($ Thousands)		$198,447

Percentages are based on Net Assets of $198,504 ($ Thousands).

Cl — Class

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$7,681	$21	$(77)	$2	$314	$7,941	511,367	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	29,468	—	(1,333)	428	994	29,557	2,138,715	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,897	—	(945)	411	599	11,962	652,578	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	31,603	80	(2,123)	561	1,743	31,864	1,787,080	80	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5,839	8	(165)	52	198	5,932	353,954	4	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	38,764	—	(1,628)	39	2,802	39,977	3,829,243	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,718	56	(41)	—	185	7,918	687,292	80	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	15,540	56	(429)	(64)	767	15,870	1,813,737	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	9,566	116	(124)	(1)	330	9,887	956,180	78	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	26,873	531	(214)	(13)	440	27,617	2,393,148	130	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,747	92	(142)	(11)	236	9,922	1,403,378	139	—

Totals	$194,696	$960	$(7,221)	$1,404	$8,608	$198,447		$511	$—

Amounts designated as “–” are $0 or have been rounded to $0.

14	SEI Asset Allocation Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	182,093	$2,828
SEI Institutional International Trust International Equity Fund, Cl Y	1,626,496	22,478
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,283,678	80,614
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	692,595	19,642

Total Equity Funds (Cost $50,631) ($ Thousands)		125,562

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	541,268	5,597
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,589,242	11,236

Total Fixed Income Funds (Cost $16,343) ($ Thousands)		16,833

Total Investments in Securities — 100.0% (Cost $66,974) ($ Thousands)		$142,395

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $142,413 ($ Thousands)

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,596	$137	$(16)	$—	$111	$2,828	182,093	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	21,669	—	(245)	70	984	22,478	1,626,496	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	76,136	231	(1,429)	518	5,158	80,614	2,283,678	231	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	19,016	33	(134)	49	678	19,642	692,595	12	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,122	295	1	—	179	5,597	541,268	42	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,760	294	(70)	(7)	259	11,236	1,589,242	155	—

Totals	$135,299	$990	$(1,893)	$630	$7,369	$142,395		$440	$—

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2021	15